Long-Term Debt Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 1,445,127	$ 1,112,895	$ 1,729,351	$ 1,266,729
2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	117,678
2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	447,792
Thereafter [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 879,657